Earnings per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Basic EPS
Net income attributable to equity shareholders	$ 7,115	$ 5,001	[1]
Less: Preferred share dividends and distributions on other equity instruments	263	267
Net income attributable to common shareholders	$ 6,852	$ 4,734
Weighted-average common shares outstanding	939,352	915,631
Basic EPS	$ 7.29	$ 5.17	[1]
Diluted EPS
Net income attributable to common shareholders	$ 6,852	$ 4,734
Weighted-average common shares outstanding	939,352	915,631
Add: Stock options potentially exercisable	2,360	431
Add: Equity-settled consideration		161
Weighted-average diluted common shares outstanding	941,712	916,223
Diluted EPS	$ 7.28	$ 5.17	[1]

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the consolidated financial statements for additional details.